Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.95%)	(0.25%)	1.37%
Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.43%)	(0.41%)	1.28%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	(0.18%)	1.16%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	0.83%	2.03%
Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	0.82%	2.03%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	0.57%	1.78%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	(0.04%)	1.28%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	(0.18%)	1.16%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	0.83%	2.03%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	0.82%	2.03%
Class A-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class B-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class C-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class R6-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class Y-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%